Events Occurring after the Reporting Period - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 25, 2020	Mar. 25, 2020
Co-operation Agreement Transactions | China Literature
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Strategic partnership period		5 years
Repurchase of Shares Transactions | American Depositary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration for repurchase of shares	$ 16